Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit Derivatives [Line Items]
Credit protection sold	SFr 204.8	SFr 221.9
Credit protection purchased	189.4	210.8
Other protection purchased	59.2	88.7
Other instruments	14.4	16.7
Total credit derivatives	467.8	538.1
Bank
Credit Derivatives [Line Items]
Credit protection sold	204.8	221.9
Credit protection purchased	189.4	210.8
Other protection purchased	59.2	88.7
Other instruments	14.4	16.7
Total credit derivatives	SFr 467.8	SFr 538.1